Schedule of Investments
November 30, 2025 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 94.28%

Automobiles & Components - 3.44%
Tesla, Inc. (2)			1,508	648,696
Toyota Motor Corp. ADR			2,840	573,311

Banks - 0.92%
International Bancshares Corp. (2)			2,310	153,569

Capital Goods - 14.36%
Caterpillar, Inc.			1,380	794,549
Comfort Systems USA, Inc.			228	222,742
IES Holdings, Inc.			364	152,359
Jacobs Solutions, Inc.			540	72,797
Kratos Defense & Security (2)			2,242	170,616
Lennox International, Inc.			126	62,858
Lockheed Martin Corp. (2)			660	302,188
NOW, Inc. (2)			8,722	121,759
Powell Industries, Inc.			444	143,510
Quanta Services, Inc.			470	218,494
Rush Enterprises, Inc. Class A			2,550	132,753

				2,394,625

Chemicals - 0.41%
Westlake Chemical Corp.			1,031	68,881

Commercial & Professional Services - 2.59%
CECO Environmental Corp. (2)			1,630	85,005
Copart, Inc. (2)			1,340	52,233
Waste Management, Inc.			1,355	295,214

				432,452

Construction & Engineering - 0.87%
AECOM			1,399	144,279

Construction Materials - 2.90%
Eagle Materials, Inc.			559	125,059
United States Lime & Mineral, Inc.			2,950	358,632

				483,691

Consumer Discretionary Distribution & Retail - 3.35%
Home Depot, Inc.			1,565	558,580

Consumer Durables & Apparel - 1.07%
D.R. Horton, Inc.			563	89,523
Green Brick Partners, Inc. (2)			1,318	89,466

				178,988

Crude Petroleum & Natural Gas - 0.16%
Viper Energy, Inc. Class A			741	27,069

Diversified Financials - 4.67%
Texas Pacific Land Corp.			183	158,165
The Charles Schwab Corp.			5,930	549,889
TPG, Inc.			1,189	70,246

				778,300

Energy - 0.87%
HF Sinclair Corp.			2,143	113,386
Marathon Petroleum Corp.			160	30,997

				144,383

Energy Equipment & Services - 1.19%
Baker Hughes Co.			2,780	139,556
Select Water Solutions, Inc.			5,892	59,509

				199,065

Financial Services - 0.34%
AST SpaceMobile, Inc. Class A			1,000	56,200

Food & Staples Retailing - 0.74%
Sysco Corp. (2)			1,625	123,825

Food, Beverage & Tobacco - 0.79%
Keurig Dr Pepper, Inc.			4,701	131,158

Gas Utilities - 0.50%
Atmos Energy Corp.			470	82,894

Health Care Equipment & Services - 2.91%
McKesson Corp.			390	343,637
Tenet Healthcare Corp. (2)			655	142,030

				485,667

Independent Power and Renewable Electricity Producers - 0.54%
Talen Energy Corp. (2)			230	90,682

Insurance - 1.01%
Globe Life, Inc.			1,250	168,413

Integrated Oil & Gas - 4.21%
Exxon Mobil Corp.			5,536	641,733
Occidental Petroleum Corp.			1,437	60,354

				702,087

Machinery-Diversified - 0.51%
Flowserve Corp.			1,202	85,763

Oil & Gas Equipment Services - 0.49%
Halliburton Co.			779	20,425
Tidewater, Inc. (2)			1,131	61,097

				81,522

Oil & Gas Exploration & Production - 3.52%
ConocoPhillips			4,047	358,928
Diamondback Energy, Inc.			693	105,745
EOG Resources, Inc.			801	86,388
Range Resources Corp.			900	35,541

				586,602

Oil & Gas Storage & Transportation - 1.13%
Cheniere Energy, Inc.			314	65,456
Kinder Morgan, Inc.			2,518	68,792
Targa Resources Corp.			311	54,521

				188,770

Oil, Gas & Consumable Fuels - 7.67%
Phillips 66			760	104,090
Valero Energy Corp.			741	130,979
Chevron Corp.			3,986	602,404
Uranium Energy Corp. (2)			35,934	440,910

				1,278,383

Pharmaceuticals, Biotechnology & Life Science - 0.21%
Caris Life Sciences, Inc. (2)			1,340	34,210

Real Estate Management & Development - 0.68%
Forestar Group, Inc. (2)			4,430	113,054

Retail & Wholesale - Discertionary - 0.53%
Academy Sports & Outdoors, Inc.			1,826	88,105

Retailing - 4.56%
Amazon.com, Inc. (2)			2,950	687,999
Group 1 Automotive, Inc.			182	72,989

				760,988

Semiconductors & Semiconductor Equipment - 3.84%
Cirrus Logic, Inc. (2)			1,080	129,967
Texas Instruments, Inc.			3,035	510,699

				640,667

Software & Services - 5.98%
Crowdstrike Holdings, Inc. Class A (2)			795	404,782
Oracle Corp.			2,191	442,472
Q2 Holdings, Inc. (2)			1,085	78,261
Tyler Technologies, Inc. (2)			154	72,321

				997,837

Technology Hardware & Equipment - 7.85%
Apple, Inc.			2,200	613,470
Dell Technologies, Inc. Class C			2,210	294,704
Flex Ltd. (2)			5,325	314,761
HP, Inc.			3,900	85,293

				1,308,227

Telecommunication Services - 3.47%
AT&T, Inc.			22,265	579,335

Transportation - 0.50%
Southwest Airlines Co. (2)			2,415	84,066

Utilities - 1.60%
CenterPoint Energy, Inc.			2,075	82,959
Vistra Corp.			1,025	183,332

				266,290

Total Common Stock			(Cost $ 11,802,811)	15,720,633

Warrants - 0.04%

Intergrated Oil & Gas - 0.04%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	6,023

Total Warrants			(Cost $ 0)	6,023

Money Market Registered Investment Companies - 4.27%

Federated Hermes Government Obligations Fund - Institutional Class - 3.82% (3)			711,806	711,806

Total Money Market Registered Investment Companies			(Cost $ 711,806)	711,806

Total Investments - 100.05%			(Cost $ 12,792,887)	16,683,462

Liabilities Less Other Assets - (0.05%)				(8,651)

Total Net Assets - 100.00%				16,674,811

Purchased Options - 1.47%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Call Options
iShares 20+ Treasury Bond ETF, Call @ $92.00	1000	6/18/2026	9,200,000	245,000

Total Options			(Cost $ 278,269)	245,000

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$16,683,462	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$16,683,462	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2025.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at November 30, 2025.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.